E.I.I. REALTY

                                SECURITIES FUND




                              INSTITUTIONAL SHARES




                                DECEMBER 31, 2001
                               SEMI-ANNUAL REPORT

                                  888-323-8912

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                TABLE OF CONTENTS

Letter to Shareholders...........................................          1

Schedule of Investments..........................................          4

Statement of Assets and Liabilities..............................          6

Statement of Operations..........................................          7

Statements of Changes in Net Assets..............................          8

Financial Highlights.............................................          9

Notes to the Financial Statements................................         10

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2001

To Our Shareholders:


Enclosed is the Semi-Annual report for the period ended December 31, 2001 for the E.I.I Realty Securities Fund, (the "Fund"). For the six-month period the Fund produced a total return of 0.71% compared to the NAREIT Equity Index return of 2.23% and the Wilshire Real Estate Securities Index return of 0.62%. Net assets of the Fund were $182.2 million.

This six-month period was among the most turbulent in history, encompassing the tragic events of September 11, 2001, which caused a dramatic impact on national priorities, the economy, and financial and real estate markets. The 0.71% return for the Fund for the period is gratifying under such severe circumstances.

Any doubt that the economy was in recession was eliminated by 9/11. Real estate entered this recession with the lowest vacancy rates of any recession since REITs were inaugurated in 1962. Because speculative capital in this cycle had been directed to technology, real estate was spared the overbuilding that characterized the 1973-74 and 1980-81 recessions, -- a period when real estate and REITs were severely impacted. The current downturn is more analogous to the 1981-82 recession in which REITs remained resilient.

REIT share prices peaked in late August, and then dropped along with other shares immediately after the event. However, further substantial monetary stimulus from The Federal Reserve after September 11th, and the favorable military campaign in Afghanistan helped restore market confidence. By year-end REIT share prices had recovered their losses. Furthermore, economic prospects brightened by year-end, responding to fiscal and monetary stimulus. It appears the recession had ended as we entered 2002.

The resilience of REIT share prices, however, masks deterioration in operating fundamentals. The most severely impacted sector has been lodging, with normal cyclical declines exacerbated by the effects of September 11th. Occupancies dropped as much as 50% in some instances. Many of the lodging companies were forced to significantly reduce their dividends. Office vacancies rose 5% nationally, a record for one year. Technology dominated markets such as San Francisco, Boston and Austin showed particularly sharp increases in vacancies. Retailers announced bankruptcies and apartment vacancies rose as the pace of job losses accelerated.

But, the resilience in share prices can be explained by several factors. The evidence of economic recovery implies that operating conditions should stabilize in the new year. Despite sharp rises in vacancies, the current levels are still in line with long-term averages. The strong financial condition of most REITs has meant that dividends are secure for almost all REITs except those in the lodging sector. With the sharp decline in interest rates and general weakness in stock prices, the high dividend yield of REITs has made them a haven. Indeed, the best performing REITs for calendar 2001 were the highest yielding ones: so confident were investors about the operating conditions and cash flow prospects from real estate that, even with the most highly leveraged companies, dividends were deemed secure and their prices bid up. Contrary to traditional cyclical dynamics where high yielding "junk" bonds UNDERPERFORM quality issues, "junk REITs" OUTPERFORMED despite the recession.

The E.I.I Realty Securities Fund emphasizes the larger quality "blue chip" REITS, with the view that over time those companies with the best managements and a lower cost of capital will outperform in a capital intensive business. Historically the Fund has outperformed the benchmark indices consistent with this philosophy. The countercyclical outperformance of small capitalization, lower quality issues in the recent past explains the Fund's underperformance versus the benchmark for the six-month period.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2001

On the personnel side, we regret to announce that Peter Gavey has resigned as President of the Fund. He will be succeeded by Daniel P. O'Connor, a Managing Director and Principal of European Investors. Daniel most recently served as Co-Portfolio Manager at J.P. Morgan Investment Management, where he managed over $500 million in real estate securities portfolios. We also regret to announce that David P. O'Connor has resigned from the Board of Trustees to devote all of his time to his business activities. We wish to thank both Peter and David for their contributions to the Fund.

Finally, we are pleased to report that the Fund has retained its Four-Star rating from Morningstar, attesting to continued strong performance in a challenging environment. We also thank you for the continuing support and confidence you have placed in us.

Very Truly Yours,

/s/ RICHARD J. ADLER

Richard J. Adler
Chairman

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                                DECEMBER 31, 2001

                                [GRAPHIC OMITTED]

          [EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC]

         COMPARISON OF CHANGES IN THE VALUE OF A $10,000 INVESTMENT IN
          E.I.I. REALTY SECURITIES FUND AND THE NAREIT EQUITY INDEX(1)
                AND THE WILSHIRE REAL ESTATE SECURITIES INDEX(1)

               E.I.I. Realty                             Wilshire Real Estate
              Securities Fund       NAREIT Equity Index    Securities Index
 6/11/98          $10,000               $10,000               $10,000
 6/30/98           10,260                10,253                10,253
 7/31/98            9,650                 9,587                 9,539
 8/31/98            8,940                 8,683                 8,548
 9/30/98            9,390                 9,174                 9,027
10/31/98            9,213                 9,004                 8,903
11/30/98            9,415                 9,137                 9,071
12/31/98            9,306                 8,907                 8,941
 1/31/99            9,112                 8,720                 8,747
 2/28/99            9,000                 8,515                 8,678
 3/31/99            8,908                 8,477                 8,631
 4/30/99            9,801                 9,281                 9,551
 5/31/99           10,039                 9,485                 9,712
 6/30/99            9,728                 9,332                 9,547
 7/31/99            9,382                 9,035                 9,182
 8/31/99            9,309                 8,920                 9,044
 9/30/99            8,910                 8,581                 8,636
10/31/99            8,613                 8,370                 8,475
11/30/99            8,571                 8,234                 8,342
12/31/99            8,955                 8,495                 8,656
 1/31/00            8,987                 8,523                 8,691
 2/29/00            8,847                 8,421                 8,525
 3/31/00            9,256                 8,698                 8,899
 4/30/00            9,856                 9,283                 9,533
 5/31/00            9,933                 9,374                 9,648
 6/30/00           10,336                 9,615                 9,973
 7/31/00           11,163                10,455                10,868
 8/31/00           10,690                10,031                10,477
 9/30/00           11,141                10,350                10,818
10/31/00           10,631                 9,902                10,348
11/30/00           10,876                10,029                10,581
12/31/00           11,591                10,735                11,316
 1/31/01           11,501                10,847                11,429
 2/28/01           11,264                10,674                11,192
 3/31/01           11,321                10,777                11,201
 4/30/01           11,582                11,034                11,467
 5/31/01           11,798                11,301                11,788
 6/30/01           12,490                11,964                12,421
 7/31/01           12,181                11,726                12,173
 8/31/01           12,616                12,155                12,598
 9/30/01           12,009                11,650                11,851
10/31/01           11,627                11,317                11,407
11/30/01           12,288                11,940                12,147
12/31/01           12,578                12,231                12,499

                 RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2001


                                                        CUMULATIVE TOTAL RETURN              AVERAGE ANNUAL TOTAL RETURN
                                            -------------------------------------------------------------------------------
                                             SIX         CALENDAR           SINCE           THREE         SINCE
                                            MONTHS     YEAR-TO-DATE      INCEPTION*         YEARS       INCEPTION*
                                            -------------------------------------------------------------------------------
  E.I.I. REALTY SECURITIES FUND             0.71%          8.52%            25.78%          10.57%        6.66%

  NAREIT Equity Index(1)                    2.23%         13.93%            22.31%          11.15%        5.82%

  Wilshire Real Estate Securities Index(1)  0.62%         10.45%            24.99%          11.81%        6.47%

  *   Inception date was June 11, 1998.
  (1) For the period from June 11, 1998 through June 30, 1998, the Morgan Stanley REIT Index was used to calculate the returns.

  Returns are historical and include change in share price and reinvestment of dividends and capital gains. Past performance does not guarantee future results. Investment performance fluctuates. Fund shares, when redeemed, may be worth more or less than original cost. The Fund's performance takes into account all applicable fees and expenses. The benchmarks are widely accepted unmanaged indices of overall market performance and do not take into account charges, fees and other expenses.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             SCHEDULE OF INVESTMENTS

                                DECEMBER 31, 2001
                                   (UNAUDITED)


COMMON STOCK--95.0%                                     SHARES              VALUE
                                                       -------          ------------
   AMB Property Corp.                                   68,800          $  1,788,800
   Apartment Investment & Management Co., Class A      192,008             8,780,526
   Archstone Communities Trust                         269,272             7,081,854
   Arden Realty, Inc.                                  108,000             2,862,000
   Avalonbay Communities, Inc.                          28,831             1,363,995
   Boston Properties, Inc.                              88,200             3,351,600
   Brandywine Realty Trust                              97,200             2,048,004
   BRE Properties, Inc., Class A                        79,900             2,473,704
   Brookfield Properties Corp.                         116,200             1,998,640
   Camden Property Trust                               103,900             3,813,130
   CarrAmerica Realty Corp.                            165,200             4,972,520
   CenterPoint Properties Corp.                         44,300             2,206,140
   Chateau Communities, Inc.                           107,932             3,227,167
   Crescent Real Estate Equities Co.                   207,900             3,765,069
   Equity Office Properties Trust                      534,967            16,091,807
   Equity Residential Properties Trust                 224,598             6,448,208
   Essex Property Trust, Inc.                           53,700             2,653,317
   Felcor Lodging Trust, Inc.                          209,100             3,494,061
   General Growth Properties, Inc.                     148,000             5,742,400
   Highwoods Properties, Inc.                          187,300             4,860,435
   Kimco Realty Corp.                                  209,700             6,855,093
   La Quinta Corp.*                                    550,600             3,160,444
   Liberty Property Trust                              204,600             6,107,310
   The Macerich Co.                                    174,000             4,628,400
   Mack-Cali Realty Corp.                              132,100             4,097,742
   Manufactured Home Communities, Inc.                  61,100             1,906,931
   MeriStar Hospitality Corp.                          214,900             3,051,580
   Nationwide Health Properties, Inc.                  194,000             3,625,860
   Pan Pacific Retail Properties, Inc.                  66,500             1,909,880
   Prentiss Properties Trust                           126,600             3,475,170
   ProLogis Trust                                      364,993             7,850,999
   Public Storage, Inc.                                157,102             5,247,207
   Reckson Associates Realty Corp.                     184,000             4,298,240
   The Rouse Company                                   104,400             3,057,876
   Simon Property Group, Inc.                          266,100             7,804,713
   SL Green Realty Corp.                                57,500             1,765,825
   Starwood Hotels & Resorts Worldwide, Inc.           138,386             4,130,822
   Sun Communities, Inc.                               104,200             3,881,450
   Taubman Centers, Inc.                               180,900             2,686,365
   Vornado Realty Trust                                108,600             4,517,760
                                                                        ------------
   TOTAL COMMON STOCK (Cost $150,469,584)                                173,083,044
                                                                        ------------

                 See Accompanying Notes to Financial Statements

                                       4

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       SCHEDULE OF INVESTMENTS (CONTINUED)

                                DECEMBER 31, 2001
                                   (UNAUDITED)

PREFERRED STOCK - 1.0%                                  SHARES             VALUE
                                                       -------          ------------
   Vornado Realty Trust Preferred Convertible,
     Series A                                           31,200          $  1,794,000
                                                                        ------------

 TOTAL PREFERRED STOCK (Cost $1,561,672)                                   1,794,000
                                                                        ------------

TEMPORARY INVESTMENT - 3.6%                           PAR (000)
                                                      ---------
   Provident Institutional Funds,
     Treasury Trust Portfolio                          $ 6,552             6,552,310
                                                                        ------------

 TOTAL TEMPORARY INVESTMENT (Cost $6,552,310)                              6,552,310
                                                                        ------------

TOTAL INVESTMENTS - 99.6% (Cost $158,583,566)+                           181,429,354

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                 773,319
                                                                        ------------

TOTAL NET ASSETS - 100.0%                                               $182,202,673
                                                                        ============

+ The cost for Federal income tax purposes is $159,029,845.
* Denotes non-income producing security for the period ended December 31, 2001.

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 2001
                                   (UNAUDITED)

ASSETS
    Investments at value (Cost $158,583,566) .........................      $181,429,354
    Dividends receivable .............................................           938,188
    Interest receivable ..............................................             5,672
    Receivable for investment securities sold ........................           405,160
    Receivable for fund shares sold ..................................           174,826
    Organizational expenses ..........................................            52,657
    Prepaid expenses and other assets ................................            16,235
                                                                            ------------
      TOTAL ASSETS ...................................................       183,022,092
                                                                            ------------

LIABILITIES
    Payable for investment securities purchased ......................           658,270
    Investment advisory fees payable .................................           127,810
    Other accrued expenses ...........................................            33,339
                                                                            ------------
      TOTAL LIABILITIES ..............................................           819,419
                                                                            ------------

NET ASSETS (Applicable to 16,971,887
     Institutional Class Shares outstanding, $.01
     Par value, unlimited shares authorized) .........................      $182,202,673
                                                                            ============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER INSTITUTIONAL
CLASS SHARE ..........................................................            $10.74
                                                                            ============

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                             STATEMENT OF OPERATIONS

                                                                      Six Months Ended
                                                                      December 31, 2001
                                                                         (Unaudited)
                                                                      -----------------
INVESTMENT INCOME
         Dividends ................................................      $ 5,981,361
         Interest .................................................           54,588
                                                                         -----------
                  Total Investment Income .........................        6,035,949
                                                                         -----------

EXPENSES
         Management fees ..........................................          672,105
         Administrative fees ......................................          134,421
         Directors' fees ..........................................           37,304
         Legal fees ...............................................           23,496
         Transfer Agent fees ......................................           18,553
         Organizational fees ......................................           18,420
         Filing fees ..............................................           16,024
         Custodian fees ...........................................           14,144
         Audit fees ...............................................           14,025
         Insurance expense ........................................            4,951
         Shareholders' reports ....................................            4,102
         Other expenses ...........................................            3,530
                                                                         -----------
                  TOTAL EXPENSES ..................................          961,075
         Less: Expenses Waived or Reimbursable ....................          (64,849)
                                                                         -----------
                  NET EXPENSES ....................................          896,226
                                                                         -----------
         NET INVESTMENT INCOME ....................................        5,139,723
                                                                         -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
         Net Realized Gain on Investment Securities Sold ..........        1,216,354
         Change in Unrealized Depreciation of Investment Securities       (5,401,060)
                                                                         -----------
                  NET LOSS ON INVESTMENT SECURITIES ...............       (4,184,706)
                                                                         -----------

NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS ....................................      $   955,017
                                                                         ===========

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                             Six Months Ended
                                                             December 31, 2001    Year Ended June
                                                                (Unaudited)          30, 2001
                                                             -----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
    Operations:
         Net Investment Income ..........................      $  5,139,723        $  8,363,260
         Net Realized Gain on Investments ...............         1,216,354           1,130,321
         Change in Unrealized Appreciation/Depreciation
          of Investment Securities ......................        (5,401,060)         21,057,108
                                                               ------------        ------------

                 Net Increase in Assets Resulting
                 From Operations ........................           955,017          30,550,689
                                                               ------------        ------------

    Distributions From:
         Net Investment Income ..........................        (5,663,546)         (6,061,647)
                                                               ------------        ------------
                 Total distributions ....................        (5,663,546)         (6,061,647)
                                                               ------------        ------------

    Capital Share Transactions - Institutional Class: (1)
         Shares Issued ..................................         3,729,775          46,715,422
         Shares Issued in Reinvestment of Distributions .         4,438,026           5,063,718
         Shares Redeemed ................................        (6,100,123)        (21,492,260)
                                                               ------------        ------------
                 Net Increase from Capital Share
                 Transactions ...........................         2,067,678          30,286,880
                                                               ------------        ------------

    Total Increase (Decrease)  in Net Assets ............        (2,640,851)         54,775,922
                                                               ------------        ------------

NET ASSETS
    Beginning of Period .................................       184,843,524         130,067,602
                                                               ------------        ------------
    End of Period(2) ....................................      $182,202,673        $184,843,524
                                                               ============        ============

(1) SHARES ISSUED AND REDEEMED - INSTITUTIONAL CLASS:
    Shares Issued .......................................           348,502           4,643,682
    Shares Reinvested ...................................           418,012             511,867
    Shares Redeemed .....................................          (576,351)         (2,092,656)
                                                               ------------        ------------
                                                                    190,163           3,062,893
                                                               ============        ============

(2) Including undistributed net investment income .......      $  2,543,453        $  3,067,276

                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                              FINANCIAL HIGHLIGHTS

      FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT EACH PERIOD.



                                            Six Months Ended                                                       June 11, 1998(a)
                                            December 31, 2001   Year Ended        Year Ended        Year Ended         through
                                               (Unaudited)     June 30, 2001     June 30, 2000     June 30, 1999    June 30, 1998
                                            -----------------  -------------     -------------     -------------   ----------------
Net Asset Value, Beginning of Period ...           $11.01           $9.48              $9.38            $10.26         $10.00
                                                 --------        --------           --------           -------         ------
INCOME (LOSS) FROM INVESTMENT
OPERATIONS
  Net Investment Income ................             0.31            0.50               0.47              0.39           0.05
  Net Gain (Loss) on Securities
    (Realized and Unrealized ...........            (0.24)           1.42               0.06             (0.95)          0.21
                                                 --------        --------           --------           -------         ------
       Total from Investment  Operations             0.07            1.92               0.53             (0.56)          0.26
                                                 --------        --------           --------           -------         ------

LESS DISTRIBUTIONS
  Net Investment Income ................            (0.34)          (0.39)             (0.43)            (0.32)            --
                                                 --------        --------           --------           -------         ------
       Total Distributions .............            (0.34)          (0.39)             (0.43)            (0.32)            --
                                                 --------        --------           --------           -------         ------

Net Asset Value, End of Period .........           $10.74          $11.01              $9.48             $9.38         $10.26
                                                 ========        ========           ========           =======         ======

Total Return ...........................             0.71%#         20.84%              6.25%            (5.18%)         2.60%#

Net Assets, End of Period (thousands) ..         $182,203        $184,844           $130,068           $52,348           $514

Ratio of Expenses to Average Net .......             1.00%*          1.00%              1.00%             1.00%          1.00%*
Assets

Ratio of Expenses to Average Net
Assets (Excluding Waivers and
Assumptions of Expenses) ...............             1.07%*          1.08%              1.29%             1.73%         37.75%*

Ratio of Net Investment Income to
Average Net Assets .....................             5.73%*          5.19%              6.34%             6.11%         10.50%*

Ratio of Net Investment Income to
Average Net Assets (Excluding Waivers
  and Assumptions of Expenses) .........             5.66%*          5.11%              6.05%             5.38%        (26.25)%*

Portfolio Turnover Rate ................               31%             20%                25%               17%            22%

*    Annualized
#    Non-Annualized
(a)  Commencement of Operations.


                 See Accompanying Notes to Financial Statements

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                       NOTES TO THE FINANCIAL STATEMENTS

                                   (UNAUDITED)

A.  ORGANIZATION:

E.I.I. Realty Securities Trust was incorporated in the State of Delaware on December 22, 1997 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. E.I.I. Realty Securities Trust may offer one or more portfolios of its shares; at present only shares of E.I.I. Realty Securities Fund (the "Fund") are being offered. The Fund may offer three classes of shares; Institutional, Adviser and Investor. As of December 31, 2001, the Adviser and Investor Classes had not commenced operations. Shares of all classes represent equal pro-rata interests in the Fund, except that each class will bear different expenses that will reflect the difference in the range of services to be provided to them.


B. SIGNIFICANT ACCOUNTING POLICIES:

The following significant  accounting policies are in conformity with accounting
principles   generally  accepted  in  the  United  States.   Such  policies  are
consistently followed by the Fund in preparation of its financial statements.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Estimates include the classification of distributions received by the Fund from the issuers of the Fund's portfolio securities. These distributions may be classified as either dividend income, capital gains or as non-taxable distributions. The final classifications of these distributions can not be determined until reported to the Fund by the issuers of the Fund's portfolio securities, which normally occurs in January after the end of the calendar year. Reclassification of distributions made to the Fund will not affect the net assets of the Fund. The reclassification of distributions received by the Fund may require the Fund to reclassify a portion of its distributions to Fund shareholders.

SECURITY VALUATION: Securities traded on a nationally recognized securities exchange will be valued at the last sale price, or if no sale, at the mean between the latest bid and asked price. Securities traded in any other U.S. or foreign market shall be valued in a manner as similar as possible to the above, or if not so traded, on the basis of the latest available price. Where there are no readily available quotations for securities they will be valued at a fair value as determined by the Board of Trustees acting in good faith.

DIVIDENDS AND DISTRIBUTIONS: Dividends from net investment income, if any, are declared and paid quarterly. Net realized gains on portfolio securities, if any, are distributed at least annually by the Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Fund on the ex-dividend date.

The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

                                   (UNAUDITED)

B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

FEDERAL INCOME TAXES: The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund has a capital loss carryforward for federal income tax purposes of $676,297 that is available as a reduction of future net capital gains realized through the year June 30, 2008.

ORGANIZATIONAL COSTS: Organizational costs have been capitalized and are being amortized on a straight-line basis over a period of 60 months.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.


C. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES:

The Fund has entered into an Investment Advisory Agreement with E.I.I. Realty Securities, Inc. (the "Adviser" or "E.I.I.") for day-to-day portfolio management services to be provided by the Adviser. The Investment Advisory Agreement provides for the Adviser to receive a fee calculated daily and payable monthly at an annual rate of 0.75% of the Fund's average daily net assets.

E.I.I. will also provide administrative services to the Fund. Under the Administrative Services Agreement, E.I.I. will receive a fee payable monthly at an annual rate of 0.15% of the Fund's average daily net assets. E.I.I. has entered into a sub-administration contract with PFPC Inc. under which E.I.I. pays PFPC Inc. to provide certain administrative services to E.I.I.

E.I.I. has agreed to waive a portion of its Investment Advisory Fee and/or assume the expenses of the Fund to the extent necessary to keep the annual expenses of the Fund to not more than 1.00% of the average daily net assets of the Institutional Share Class of the Fund.


D. INVESTMENT TRANSACTIONS:

For the period ended December 31, 2001, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities:

          Purchases..........................              $53,580,803
          Sales..............................               54,023,459

                         E.I.I. REALTY SECURITIES TRUST

                          E.I.I. REALTY SECURITIES FUND

                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

                                   (UNAUDITED)

E. UNREALIZED APPRECIATION/DEPRECIATION FOR FEDERAL INCOME TAX:

At December 31, 2001, gross unrealized appreciation and depreciation for Federal income tax purposes on investment securities was as follows:

          Gross Unrealized Appreciation............         $23,045,434
          Gross Unrealized Depreciation............            (645,925)
                                                            -----------
          Net......................................         $22,399,509
                                                            ===========


F. COMPONENTS OF NET ASSETS:

At December 31, 2001, net assets consisted of:

          Paid-In Capital......................................... $156,719,654
          Accumulated Undistributed Net Investment Income.........    2,543,453
          Accumulated Net Realized Gain on Investment Transactions       93,778
          Net Unrealized Appreciation of
            Investment Securities.................................   22,845,788
                                                                   ------------
                                                                   $182,202,673
                                                                   ============

INVESTMENT ADVISER & ADMINISTRATOR       OFFICERS & TRUSTEES
----------------------------------       -------------------
E.I.I. Realty Securities, Inc.           Richard J. Adler, CHAIRMAN,
717 Fifth Avenue                         CHIEF EXECUTIVE OFFICER & TRUSTEE
10th Floor                               Daniel P. O'Connor, PRESIDENT
New York, NY 10022                       Alissa R. Fox, SECRETARY & TREASURER
(212) 644-0794                           Warren K. Greene, INDEPENDENT TRUSTEE
                                         Joseph Gyourko, INDEPENDENT TRUSTEE
SUB-ADMINISTRATOR & TRANSFER AGENT       Richard W. Hutson, INDEPENDENT TRUSTEE
----------------------------------       Samuel R. Karetsky, TRUSTEE
PFPC Inc.                                Carl W. Schafer, INDEPENDENT TRUSTEE
400 Bellevue Parkway
Wilmington, DE 19809-3710

CUSTODIAN
---------
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

LEGAL COUNSEL
-------------
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY  10022

INDEPENDENT AUDITORS
--------------------
Ernst & Young LLP
787 Seventh Avenue
New York, NY  10019

                                  E.I.I. REALTY
                                 SECURITIES FUND

                                  888-323-8912

This report is submitted for the information of shareholders of the E.I.I. Realty Securities Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus. The prospectus includes more complete information regarding the Fund's objectives and policies, charges, expenses and other data. Please read the prospectus carefully before you invest or send money.